Income tax benefits - Tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income tax benefits
Statutory income tax rate (as a percent)				25.00%
Loss before income tax	¥ 1,442,608	¥ 1,551,254	¥ 1,762,436
Tax calculated at PRC statutory income tax rate of 25%	360,652	387,814	440,559
Differential of income tax rates applicable to subsidiaries	(161,199)	(145,000)	(120,179)
Expense not deductible for tax purposes	(10,169)	(35,455)	(53,578)
Incomes not subject to tax	1,732	6,899	9,022
Tax losses and temporary differences for which no deferred income tax asset was recognized	(87,237)	(81,698)	(170,868)
Derecognization of deferred tax assets on tax losses	(23)	(3,137)	(40,668)
Additional deductible allowance for research and development expenses	8,255	6,873	2,936
Utilization of previously unrecognized tax losses	84	835	7,700
Income tax benefit	¥ 112,095	¥ 137,131	¥ 74,924